Cost of Sales	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Cost of Sales	Cost of Sales

		Years ended December 31,
	Notes	2025	2024
Operating costs[1]		$1,027.8	$715.1
Royalties	36(b)	197.9	94.2
Depreciation expense		420.9	273.8
		$1,646.6	$1,083.1
1.Operating costs include mine production, transport and smelter costs, and site administrative expenses.